Leases (Details) - Schedule of rental income from lease agreements as lessor with both third parties and related parties - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Rental Income：
Rental Income	¥ 754,285	¥ 982,858	¥ 1,773,333
Lianwai Kindergarten [Member]
Rental Income：
Rental Income	754,285	754,285	754,285
Lishui Yuanmeng Training Company Limited [Member]
Rental Income：
Rental Income		152,382	914,287
Grocery Stores [Member]
Rental Income：
Rental Income		¥ 76,191	¥ 104,761